GEOGRAPHICAL SALES AND SEGMENTS (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 138,577,870	$ 138,900,357	$ 136,104,867
Number of operating segments | segment	1
Domestic Sales
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 136,563,098	136,414,471	131,642,673
International Sales
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 2,014,772	$ 2,485,886	$ 4,462,194